Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Statement [Line Items]
Net Income		$ 1,303	$ 2,017	$ 689	$ 3,320	$ 2,281
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) in the period	[1]	(19)	(9)	(36)	(28)	(56)
Other comprehensive income net of tax OCI debt financial assets		(108)	48	134	(60)	224
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	(479)	(131)	1,380	(610)	1,590
Reclassification to earnings of (gains) losses on derivatives designated as cash flow hedges in the period	[3]	(86)	(77)	21	(163)	45
Other comprehensive income net of tax cash flow hedges		(565)	(208)	1,401	(773)	1,635
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(1,304)	(1,131)	1,487	(2,435)	1,696
Unrealized gains (losses) on hedges of net foreign operations	[4]	316	221	(304)	537	(351)
Other comprehensive income, net of taxes, translation of net foreign operations		(988)	(910)	1,183	(1,898)	1,345
Items that will not be reclassified to net income
Gains (losses) on remeasurement of pension and other employee future benefit plans	[5]	436	275	73	711	(55)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[6]	3	(245)	351	(242)	281
Items that will not be reclassified to net income		439	30	424	469	226
Other Comprehensive Income (Loss), net of taxes		(1,222)	(1,040)	3,142	(2,262)	3,430
Total Comprehensive Income (Loss)		81	977	3,831	1,058	5,711
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[7]	$ (89)	$ 57	$ 170	$ (32)	$ 280

[1]	Net of income tax provision of $6 million, $3 million, $10 million for the three months ended, and $9 million, $17 million for the six months ended, respectively.
[2]	Net of income tax (provision) recovery of $173 million, $46 million, $(497) million for the three months ended, and $219 million, $(573) million for the six months ended, respectively.
[3]	Net of income tax provision (recovery) of $31 million, $28 million, $(7) million for the three months ended, and $59 million, $(16) million for the six months ended, respectively.
[4]	Net of income tax (provision) recovery of $(115) million, $(80) million, $110 million for the three months ended, and $(195) million, $127 million for the six months ended, respectively.
[5]	Net of income tax (provision) recovery of $(158) million, $(99) million, $(26) million for the three months ended, and $(257) million, $20 million for the six months ended, respectively.
[6]	Net of income tax (provision) recovery of $(1) million, $89 million, $(127) million for the three months ended, and $88 million, $(102) million for the six months ended, respectively.
[7]	Net of income tax (provision) recovery of $32 million, $(20) million, $(62) million for the three months ended, and $12 million, $(100) million for the six months ended, respectively.